Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Shareholders [Member]	Treasury Units [Member]	Accumulated Other Comprehensive Loss [Member]	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2023	$ 12,885	$ 1,171,573	$ (7,939)	$ (1,586)	$ 1,174,933
Dividends declared / paid (distributions of $0.30 per common share) (Note 11)	(104)	(16,643)	0	0	(16,747)
Partnership's net income	428	67,652	0	0	68,080
Equity compensation expense (Note 12)	0	3,517	0	0	3,517
Other comprehensive income (Note 9)				179	179
Ending balance, value at Jun. 30, 2024	$ 13,209	$ 1,226,099	$ (7,939)	(1,407)	1,229,962
Beginning balance, value at Dec. 31, 2024				(289)	$ 1,342,969	$ 599	$ 1,240,044	$ 102,615
Common Stock, Shares, Issued at Dec. 31, 2024					59,938,374	59,938,374
Dividends declared / paid (distributions of $0.30 per common share) (Note 11)				0	$ (17,803)	$ 0	0	(17,803)
Net income from operations				0	110,481	0	0	110,481
Equity compensation expense (Note 12)				0	2,856	$ 0	3,171	(315)
Proceeds from offering, net (In shares)						7,954
Proceeds from offering, net					173		173
Other comprehensive income (Note 9)				177	177	$ 0	0	0
Ending balance, value at Jun. 30, 2025				$ (112)	$ 1,438,853	$ 599	$ 1,243,388	$ 194,978
Common Stock, Shares, Issued at Jun. 30, 2025					59,946,328	59,946,328